Shareholders' Equity - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-based Compensation
Stock-based compensation expense	$ 95,069	$ 91,387	$ 73,828
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	10,128	9,257	7,742
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	21,942	20,790	15,496
Product development
Stock-based Compensation
Stock-based compensation expense	30,830	29,163	20,793
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 32,169	$ 32,177	$ 29,797